Employees - Summary of Movements in (Deficit)/Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,993	€ 287
Gross service cost	(186)	(228)
Employee contributions	12	13
Special termination benefits	(11)	(15)	€ (37)
Past service costs including losses/(gains) on curtailments	0	18
Settlements	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(6,483)	1,958
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Interest cost	(452)	(354)
Interest income	496	344
Actuarial gain/(loss) arising from changes in demographic assumptions	(24)	(4)
Actuarial gain/(loss) arising from changes in financial assumptions	6,914	342
Actuarial gain/(loss) arising from experience adjustments	(760)	126
Employer contributions	303	394
Benefit payments	0	0
Other	13	1
Currency retranslation	(63)	127
Net defined benefit liability (asset)	2,569	2,993	287
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,879	1,351
Gross service cost	(86)	(127)
Employee contributions	1	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	(1)
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(4,870)	1,092
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(210)	(161)
Interest income	264	181
Actuarial gain/(loss) arising from changes in demographic assumptions	1	(2)
Actuarial gain/(loss) arising from changes in financial assumptions	4,196	225
Actuarial gain/(loss) arising from experience adjustments	(276)	95
Employer contributions	66	100
Benefit payments	0	0
Other	0	0
Currency retranslation	(99)	126
Net defined benefit liability (asset)	1,866	2,879	1,351
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,162	527
Gross service cost	(4)	(4)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(668)	560
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(54)	(35)
Interest income	66	39
Actuarial gain/(loss) arising from changes in demographic assumptions	(50)	(6)
Actuarial gain/(loss) arising from changes in financial assumptions	1,527	(23)
Actuarial gain/(loss) arising from experience adjustments	(377)	32
Employer contributions	8	72
Benefit payments	0	0
Other	(1)	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,609	1,162	527
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,048)	(1,591)
Gross service cost	(96)	(97)
Employee contributions	11	13
Special termination benefits	(11)	(15)
Past service costs including losses/(gains) on curtailments	0	19
Settlements	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(945)	306
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Interest cost	(188)	(158)
Interest income	166	124
Actuarial gain/(loss) arising from changes in demographic assumptions	25	4
Actuarial gain/(loss) arising from changes in financial assumptions	1,191	140
Actuarial gain/(loss) arising from experience adjustments	(107)	(1)
Employer contributions	229	222
Benefit payments	0	0
Other	14	1
Currency retranslation	36	1
Net defined benefit liability (asset)	€ (906)	€ (1,048)	€ (1,591)